Jun. 21, 2022
American Century ETF Trust | Avantis U.S. Large Cap Value Fund

American Century ETF Trust Summary Prospectus, Prospectus and Statement of Additional Information (SAI) Supplement Avantis® U.S. Large Cap Value Fund
Supplement dated November 7, 2022 ■ Summary Prospectus, Prospectus and SAI dated June 21, 2022
Avantis U.S. Large Cap Value Fund changed its Institutional Class ticker to AVLVX